Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Cost, balance	$ 23,685	$ 35,215	$ 31,806
Cost, balance	18,949	31,806	23,685
Computer and office equipment [member]
Statement Line Items [Line Items]
Cost, balance	22,263	25,261	23,985
Cost, balance	18,948	23,985	22,263
Leasehold improvements [member]
Statement Line Items [Line Items]
Cost, balance	1,422	9,954	7,821
Cost, balance		7,821	1,422
Gross carrying amount [member]
Statement Line Items [Line Items]
Cost, balance	120,132	118,008	119,091
Effect of foreign exchange		1,083	(1,278)
Additions			2,319
Effect of foreign exchange		1,083	(1,278)
Disposal
Cost, balance	117,236	119,091	120,132
Disposal
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Cost, balance	86,952	84,828	85,911
Effect of foreign exchange	(173)	1,083	(1,278)
Additions	1,022		2,319
Effect of foreign exchange	(173)	1,083	(1,278)
Disposal	(33,384)
Cost, balance	54,417	85,911	86,952
Disposal	33,384
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Cost, balance	33,180	33,180	33,180
Effect of foreign exchange
Additions
Effect of foreign exchange
Disposal
Cost, balance	33,180	33,180	33,180
Disposal
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Effect of foreign exchange	221	1,037	(1,229)
Effect of foreign exchange	221	1,037	(1,229)
Disposal	30,524
Accumulated depreciation	96,447	82,793	87,285
Charge for the period	2,505	3,455	10,391
Disposal	(30,524)
Accumulated depreciation	68,649	87,285	96,447
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Effect of foreign exchange	(169)	1,037	(1,229)
Effect of foreign exchange	(169)	1,037	(1,229)
Disposal	30,134
Accumulated depreciation	64,689	59,567	61,926
Charge for the period	1,083	1,322	3,992
Disposal	(30,134)
Accumulated depreciation	35,469	61,926	64,689
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Effect of foreign exchange
Effect of foreign exchange
Disposal
Accumulated depreciation	31,758	23,226	25,359
Charge for the period	1,422	2,133	6,399
Disposal
Accumulated depreciation	$ 33,180	$ 25,359	$ 31,758